Note 1 - The Company and Basis of Presentation	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1.	The Company and Basis of Presentation

Viveve Medical, Inc. (“Viveve Medical”, the “Company”, “we”, “our”, or “us”) competes in the women’s health industry by marketing Geneveve™ as a way to improve the overall sexual well-being and quality of life of women suffering from vaginal laxity.

Public Offering

On
June
17,
2016,
in connection with the closing of a public offering (the
“June
2016
Offering”), the Company issued an aggregate of
3,105,000
shares of common stock, including the shares issued in connection with the exercise of the underwriters’ overallotment option, at a public offering price of
$5.00
per share for gross proceeds of approximately
$15,525,000.
The net proceeds to the Company, after the deduction of underwriting discounts, commissions and other offering expenses, were approximately
$13,886,000.

Change of Corporate Domicile

On
May
9,
2016,
the Company filed the necessary Application for Authorization to Continue into Another Jurisdiction and Statutory Declaration with the Yukon registrar. On
May
10,
2016,
the Company filed a Certificate of Incorporation with the Secretary of State of the State of Delaware to move its domicile from the Yukon Territory to Delaware. In connection with the incorporation in Delaware, the Company's stock now has a par value of
$0.0001
per share.

Private Placements

On
November
24,
2015,
in connection with the closing of a private placement (the
“November
2015
Offering”), Viveve Medical issued an aggregate of
1,071,679
shares of common stock at
$5.60
per share for gross proceeds of approximately
$6,000,000
in accordance with the terms and conditions of those certain Securities Purchase Agreements by and between the Company and certain accredited investors. The net proceeds to the Company after the deduction of placement agent commissions and other expenses were approximately
$5,393,000.

On
May
14,
2015,
in connection with the closing of a private placement (the
“May
2015
Offering”), Viveve Medical issued an aggregate of
4,054,062
shares of common stock at
$2.96
per share for gross proceeds of approximately
$12,000,000
in accordance with the terms and conditions of those certain Securities Purchase Agreements by and between the Company and certain accredited investors. The net proceeds to the Company after the deduction of placement agent commissions and other expenses were approximately
$11,040,000.

Liquidity and Management P
lans

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. As of
December
31,
2016,
the Company had cash and cash equivalents of
$8,086,000
and working capital of
$6,791,000.
The Company has incurred operating losses since inception and has an accumulated deficit of
$68,622,000
as of
December
31,
2016.
Management expects operating losses to continue through the foreseeable future. The Company's ability to transition to attaining profitable operations is dependent upon achieving a level of revenues adequate to support its cost structure. The Company has not generated significant revenues and has funded its operating losses through the sales of its securities, loans from related parties and bank term loans. We expect that our cash will be sufficient to fund our activities for the next six
months, however, we will continue to require additional funds to fully implement our plan of operation.

Management of the Company intends to raise additional funds through the issuance of equity securities. There can be no assurance that such financing will be available or on terms which are favorable to the Company. Failure to generate sufficient cash flows from operations, raise additional capital or reduce certain discretionary spending could have a material adverse effect on the Company’s ability to achieve its intended business objectives. These factors raise substantial doubt about the Company’s ability to continue as a going concern. The accompanying consolidated financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.